Description of Business and Basis of Presentation	9 Months Ended
Sep. 30, 2014
Accounting Policies [Abstract]
Description of Business and Basis of Presentation

1. Description of Business and Basis of Presentation

Description of Business

Otonomy, Inc. (the Company) was incorporated in the state of Delaware on May 6, 2008. The Company is a clinical-stage biopharmaceutical company focused on the development and commercialization of innovative therapeutics for the treatment of diseases and disorders of the ear. The Company’s proprietary technology is designed to deliver drug that is retained in the ear for an extended period of time following a single local administration. Utilizing this technology, the Company has advanced three product candidates into development. AuriProTM is a sustained-exposure formulation of the antibiotic ciprofloxacin for which the Company has completed two Phase 3 clinical trials in pediatric patients with middle ear effusion at the time of tympanostomy tube placement surgery. OTO-104 is a sustained-exposure formulation of the steroid dexamethasone that is in a Phase 2b clinical trial for the treatment of patients with Ménière’s disease. OTO-311 is a sustained-exposure formulation of the N-methyl-D-aspartate (NMDA) receptor antagonist gacyclidine in preclinical development as a potential treatment for tinnitus.

Initial Public Offering

In August 2014, the Company completed its initial public offering (the IPO) of 7,187,500 shares of common stock, which includes the exercise in full by the underwriters of their option to purchase up to 937,500 shares of common stock, at an offering price of $16.00 per share. Proceeds from the IPO were approximately $104.1 million, net of underwriting discounts and commissions and offering-related transaction costs incurred. In connection with the IPO: (i) the Company’s outstanding shares of convertible preferred stock were automatically converted into 13,619,569 shares of common stock, (ii) the warrants exercisable for Series A convertible preferred stock were automatically converted into warrants exercisable for 142,113 shares of common stock and (iii) the warrants exercisable for Series C convertible preferred stock were exercised and such shares were automatically converted into 228,902 shares of common stock.

Basis of Presentation

As of December 31, 2013 and September 30, 2014, the Company has devoted substantially all of its efforts to product development, raising capital, and building infrastructure and has not realized revenues from its planned principal operations. The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred operating losses and negative cash flows from operating activities since inception. As of December 31, 2013, the Company had working capital of $36.3 million and an accumulated deficit of $59.6 million. As of September 30, 2014, the Company had working capital of $161.8 million and an accumulated deficit of $92.7 million. The Company anticipates that it will continue to incur net losses into the foreseeable future as it: (i) continues the development and begins commercialization of its product candidates AuriPro, OTO-104 and OTO-311; (ii) works to develop additional product candidates through research and development programs; and (iii) expands its corporate infrastructure. The Company plans to continue to fund its losses from operations and capital funding needs through future debt and/or equity financings or other sources, such as potential collaboration agreements. If the Company is not able to secure adequate additional funding, the Company may be forced to make reductions in spending, extend payment terms with suppliers, liquidate assets where possible, and/or suspend or curtail planned programs. Any of these actions could materially harm the Company’s business, results of operations, and future prospects.

Recently Issued Accounting Standards

In June 2014, new guidance was issued that eliminates the financial reporting distinction between development stage entities and other reporting entities under accounting principles generally accepted in the United States of America (GAAP), thereby eliminating the requirements to present inception-to-date information in the statements of operations, stockholders’ (deficit) equity and cash flows or label the financial statements as those of a development stage entity. The Company has early adopted, as permitted, the new guidance as of June 30, 2014, and therefore has not labeled its financial statements as those of a development stage entity or included any inception-to-date information. The new standards are to be applied retrospectively and impact the presentation of the financial statements, but do not impact the Company’s financial position or results of operations.

Unaudited Interim Financial Information

The accompanying interim balance sheet as of September 30, 2014, statements of operations, and cash flows for the nine months ended September 30, 2013 and 2014, the statements of convertible preferred stock and stockholders’ (deficit) equity for the nine months ended September 30, 2014 and the related footnote disclosures are unaudited. These unaudited interim financial statements have been prepared on the same basis as the annual audited financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments necessary for the fair statement of the Company’s financial position as of September 30, 2014, and the results of its operations and cash flows for the nine months ended September 30, 2013 and 2014. The results for the nine months ended September 30, 2014 are not necessarily indicative of results to be expected for the year ending December 31, 2014, or any other interim or future year or period.